INVESTMENT IN ASSOCIATED COMPANIES (Tables)	3 Months Ended
Mar. 31, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At March 31, 2013, March 31, 2012 and December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	March 31, 2013	March 31, 2012	December 31, 2012
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of March 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Current assets	208,400	4,540	4,494	51,325	148,041
Non-current assets	1,444,620	—	—	484,409	960,211
Total assets	1,653,020	4,540	4,494	535,734	1,108,252
Current liabilities	839,430	—	—	40,555	798,875
Non-current liabilities	570,134	—	—	420,641	149,493
Total Liabilities	1,409,564	—	—	461,196	948,368
Total stockholders’ equity	243,456	4,540	4,494	74,538	159,884

	As of December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Current assets	206,114	3,998	3,950	52,776	145,390
Non-current assets	1,482,687	—	—	488,297	994,390
Total assets	1,688,801	3,998	3,950	541,073	1,139,780
Current liabilities	868,850	—	—	40,138	828,712
Non-current liabilities	587,060	—	—	427,010	160,050
Total Liabilities	1,455,910	—	—	467,148	988,762
Total stockholders’ equity	232,891	3,998	3,950	73,925	151,018
Summarized statement of operations information of the Company’s equity method investees is as follows:

	3 months ended March 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Operating revenues	32,149	4,776	4,772	6,151	16,450
Net operating revenues	23,659	543	543	6,141	16,432
Net income	8,512	543	543	613	6,813

	3 months ended March 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Operating revenues	38,493	4,846	4,865	10,779	18,003
Net operating revenues	29,885	556	555	10,777	17,997
Net income	11,441	556	555	2,940	7,390

	Year ended December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Operating revenues	146,263	19,612	19,722	37,421	69,508
Net operating revenues	111,434	2,266	2,265	37,418	69,485
Net income	43,492	2,266	2,264	10,719	28,243